Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
9. Vessel Operating Expenses

The amounts reflected in “Vessel Operating expenses” in the accompanying consolidated statements of comprehensive (loss)/income are analyzed as follows:

	December 31,	December 31,	From April 15, 2021 through December 31,
Vessel Operating Expenses	2023	2022	2021
Crew & crew related costs	$5,254	$$3,770	$248
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,865	1,769	19
Lubricants	638	415	31
Insurances	781	534	39
Annual taxes and registration fees	232	151	10
Other	651	241	13
Total Vessel operating expenses	$10,421	$6,880	$360